Expense Example - Invenomic Fund	Mar. 02, 2026 USD ($)
Invenomic Fund Institutional Class shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 308
Expense Example, with Redemption, 3 Years	946
Expense Example, with Redemption, 5 Years	1,609
Expense Example, with Redemption, 10 Years	3,382
Invenomic Fund Investor Class shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	333
Expense Example, with Redemption, 3 Years	1,019
Expense Example, with Redemption, 5 Years	1,729
Expense Example, with Redemption, 10 Years	3,611
Invenomic Fund Super Institutional Class shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	283
Expense Example, with Redemption, 3 Years	872
Expense Example, with Redemption, 5 Years	1,487
Expense Example, with Redemption, 10 Years	$ 3,146